Insurance Contracts - Summary of Sensitivity analysis (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Sensitivity Analysis Of Insurance Risk | Mortality Rate | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	3.27%	3.27%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ (3,037)	₩ (1,918)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(2,692)	(1,736)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	798	4,461
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ 450	₩ 4,142
Sensitivity Analysis Of Insurance Risk | Disability/Illness Fixed Compensation | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	3.40%	3.40%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ (85,659)	₩ (54,545)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(71,346)	(44,973)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(18,082)	59,075
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ (34,078)	₩ 52,390
Sensitivity Analysis Of Insurance Risk | Disability/illness Actual Expense Compensation | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	2.62%	2.62%
Sensitivity Analysis Of Insurance Risk | Long Term Property Other Risks | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	4.19%	4.19%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ (4,875)	₩ (3,795)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(4,440)	(3,439)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	22	1,437
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ (409)	₩ 1,170
Sensitivity Analysis Of Insurance Risk | Lapse Rate (Increase) | Lapse Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	9.16%	9.16%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ (25,011)	₩ (20,940)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(25,986)	(21,591)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	34,207	(26,780)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ 35,411	₩ (27,464)
Sensitivity Analysis Of Insurance Risk | Lapse Rate (Decrease) | Lapse Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	9.16%	9.16%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ 20,546	₩ 8,169
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	21,728	9,046
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(36,279)	25,927
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ (37,711)	₩ 26,502
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	9.16%	9.16%
Sensitivity Analysis Of Insurance Risk | Expense Ratio (Level) | Expense Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	2.62%	2.62%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ (16,958)	₩ (10,337)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(14,381)	(8,772)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(2,732)	17,661
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ (5,342)	₩ 16,168
Sensitivity Analysis Of Insurance Risk | Expense Ratio (Inflation) | Expense Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	0.26%	0.26%
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	0.26%	0.26%
Sensitivity Analysis Of Insurance Risk | Baseline Amount | Estimated Present Value of Future Cash Inflows | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ 11,808,026	₩ 9,779,523
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	11,513,781	9,520,844
Sensitivity Analysis Of Insurance Risk | Baseline Amount | Contractual service margin | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	8,820,482	8,517,921
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	8,819,986	8,525,926
Sensitivity Analysis Of Insurance Risk | Variance Amount | Estimated Present Value of Future Cash Inflows | Mortality Rate | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	79,780	69,439
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	79,663	69,424
Sensitivity Analysis Of Insurance Risk | Variance Amount | Estimated Present Value of Future Cash Inflows | Disability/Illness Fixed Compensation | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	1,053,006	871,358
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	1,121,328	936,787
Sensitivity Analysis Of Insurance Risk | Variance Amount | Estimated Present Value of Future Cash Inflows | Long Term Property Other Risks | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	42,239	32,315
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	45,498	35,024
Sensitivity Analysis Of Insurance Risk | Variance Amount | Estimated Present Value of Future Cash Inflows | Lapse Rate (Increase) | Lapse Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	522,472	492,113
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	512,715	482,098
Sensitivity Analysis Of Insurance Risk | Variance Amount | Estimated Present Value of Future Cash Inflows | Lapse Rate (Decrease) | Lapse Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(566,932)	(528,694)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(556,423)	(517,837)
Sensitivity Analysis Of Insurance Risk | Variance Amount | Estimated Present Value of Future Cash Inflows | Expense Ratio (Level) | Expense Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	241,473	199,053
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	243,000	200,270
Sensitivity Analysis Of Insurance Risk | Variance Amount | Contractual service margin | Mortality Rate | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(77,540)	(71,983)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(77,421)	(71,830)
Sensitivity Analysis Of Insurance Risk | Variance Amount | Contractual service margin | Disability/Illness Fixed Compensation | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(949,265)	(875,889)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(1,015,904)	(944,204)
Sensitivity Analysis Of Insurance Risk | Variance Amount | Contractual service margin | Long Term Property Other Risks | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(37,387)	(29,956)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(40,649)	(32,755)
Sensitivity Analysis Of Insurance Risk | Variance Amount | Contractual service margin | Lapse Rate (Increase) | Lapse Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(531,668)	(444,393)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(522,140)	(433,044)
Sensitivity Analysis Of Insurance Risk | Variance Amount | Contractual service margin | Lapse Rate (Decrease) | Lapse Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	582,665	494,597
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	572,406	482,289
Sensitivity Analysis Of Insurance Risk | Variance Amount | Contractual service margin | Expense Ratio (Level) | Expense Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(221,783)	(206,377)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ (223,277)	₩ (207,666)
Assumption sensitivity | Mortality Rate | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	3.27%	3.27%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ (589)	₩ (281)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(545)	(253)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(8,530)	(2,662)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ (8,748)	₩ (3,205)
Assumption sensitivity | Disability/Illness Fixed Compensation | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	3.40%	3.40%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ (1,108)	₩ (1,690)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(1,038)	(1,541)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	4,180	12,770
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ 4,128	₩ 12,575
Assumption sensitivity | Disability/illness Actual Expense Compensation | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	2.62%	2.62%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ (3)	₩ (997)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(3)	(943)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	1	56
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ 0	₩ 19
Assumption sensitivity | Long Term Property Other Risks | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	4.19%	4.19%
Assumption sensitivity | Lapse Rate (Increase) | Lapse Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	9.16%	9.16%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ (20,353)	₩ (16,334)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(20,196)	(16,182)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(73,665)	(113,447)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ (74,018)	₩ (114,216)
Assumption sensitivity | Lapse Rate (Decrease) | Lapse Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	9.16%	9.16%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ 17,415	₩ 17,988
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	17,266	17,836
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	79,765	119,144
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ 80,137	₩ 119,914
Assumption sensitivity | Expense Ratio (Level) | Expense Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	2.62%	2.62%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ (4,889)	₩ (5,948)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(4,832)	(5,788)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	5,511	14,720
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ 5,510	₩ 14,684
Assumption sensitivity | Expense Ratio (Inflation) | Expense Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	0.26%	0.26%
Assumption sensitivity | Baseline Amount | Estimated Present Value of Future Cash Inflows
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ 23,706,824	₩ 20,356,903
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	23,747,465	20,397,935
Assumption sensitivity | Baseline Amount | Contractual service margin
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	5,143,498	5,340,503
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	5,139,655	5,328,280
Assumption sensitivity | Change amount | Estimated Present Value of Future Cash Inflows | Mortality Rate | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	106,984	99,036
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	105,168	97,345
Assumption sensitivity | Change amount | Estimated Present Value of Future Cash Inflows | Disability/Illness Fixed Compensation | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	102,301	103,927
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	101,554	103,041
Assumption sensitivity | Change amount | Estimated Present Value of Future Cash Inflows | Disability/illness Actual Expense Compensation | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	531	1,276
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	511	1,221
Assumption sensitivity | Change amount | Estimated Present Value of Future Cash Inflows | Lapse Rate (Increase) | Lapse Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	362,584	312,455
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	360,412	310,223
Assumption sensitivity | Change amount | Estimated Present Value of Future Cash Inflows | Lapse Rate (Decrease) | Lapse Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(412,005)	(345,011)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(409,644)	(342,600)
Assumption sensitivity | Change amount | Estimated Present Value of Future Cash Inflows | Expense Ratio (Level) | Expense Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	92,193	90,356
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	92,186	90,343
Assumption sensitivity | Change amount | Contractual service margin | Mortality Rate | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(97,865)	(96,093)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(95,875)	(93,887)
Assumption sensitivity | Change amount | Contractual service margin | Disability/Illness Fixed Compensation | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(105,373)	(115,007)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(104,644)	(114,075)
Assumption sensitivity | Change amount | Contractual service margin | Disability/illness Actual Expense Compensation | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(529)	(335)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(508)	(297)
Assumption sensitivity | Change amount | Contractual service margin | Lapse Rate (Increase) | Lapse Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(268,566)	(182,674)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(266,198)	(179,825)
Assumption sensitivity | Change amount | Contractual service margin | Lapse Rate (Decrease) | Lapse Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	314,825	207,879
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	312,241	204,850
Assumption sensitivity | Change amount | Contractual service margin | Expense Ratio (Level) | Expense Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(92,815)	(99,128)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ (92,864)	₩ (99,239)